Supplementary Oil And Gas Information (Costs Not Subject to Depletion Or Amortization) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Upstream costs of unproved properties and major development projects	$ 6,133	$ 1,068
Canada [Member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Upstream costs of unproved properties and major development projects	478	598
United States [Member]
Capitalized Costs of Unproved Properties Excluded from Amortization [Line Items]
Upstream costs of unproved properties and major development projects	$ 5,655	$ 470